Mid-Cap Equity Index Fund (Prospectus Summary): | Mid-Cap Equity Index Fund
Mid-Cap Equity Index Fund

Supplement, dated June 11, 2012
to Prospectus, dated May 1, 2012

SUPPLEMENT
MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 18 of the Prospectus, the Average Annual Total Returns for the Mid-Cap Equity Index Fund and the S&P Midcap 400 ® Index are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns Mid-Cap Equity Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Mid-Cap Equity Index Fund Class	Mid-Cap Equity Index Fund	(1.99%)	3.02%	6.72%
S&P MidCap 400 ® Index(Index reflects no deduction of any charges against the assets)	S&P MidCap 400 ® Index(Index reflects no deduction of any charges against the assets)	(1.73%)	3.32%	7.04%